MSRM 2021-1 ABS 15G

Exhibit 99.2 - Schedule 4

MSRM-2021-1
Client Project Name:	MSRM-2021-1
Start - End Dates:
Deal Loan Count:	5

Rating Agency ATR QM Data Fields

Loans in Report:	5

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
5054391	QM: Safe Harbor	No	Yes	XXXXX	XXXXX	No	Yes	XXXXX	XXXXX	XXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
5054194	QM: Safe Harbor	No	Yes	XXXXX	XXXXX	No	Yes	XXXXX	XXXXX	XXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
5054208	QM: Safe Harbor	No	Yes	XXXXX	XXXXX	No	Yes	XXXXX	XXXXX	XXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
5054392	QM: Safe Harbor	No	Yes	XXXXX	XXXXX	No	Yes	XXXXX	XXXXX	XXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
5068638	QM: Safe Harbor	No	Yes	XXXXX	XXXXX	No	Yes	XXXXX	XXXXX	XXXXX	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0

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